Consolidated Statements of Comprehensive Income - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings	CAD 85,504	CAD 53,515
Other comprehensive income:
Foreign currency translation adjustment, net of tax recovery of $nil and $1,049, respectively (notes 1(v), 24(b)(iii) and 24(c))	289,035	104,183
Change in fair value of cash flow hedges’, net of tax expense of $12,010 and $6,589, respectively (note 24(b)(ii))	16,165	2,799
Change in unrealized appreciation in value of available-for-sale investments	(73)	1
Change in pension and other post-employment benefits, net of tax expense of $4,923 and tax recovery of $22,446, respectively (note 10)	7,571	(35,669)
Other comprehensive income, net of tax	312,698	71,314
Comprehensive income	398,202	124,829
Comprehensive income attributable to the non-controlling interests	28,198	7,077
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	CAD 370,004	CAD 117,752